Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2022 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 24,045
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	4,302
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	4,270
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	10,244
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 5,229